Allowance for Credit Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Allowance for Loan Losses for Covered and Non-Covered Loan Portfolios
A summary of changes in the allowance for credit losses for the years ended December 31 is as follows:

(Dollars in thousands)	2017	2016	2015
Allowance for credit losses
Allowance for loan losses at beginning of period	$144,719	$138,378	$130,131
Provision for loan losses before adjustment attributable to FDIC loss share agreements	51,111	42,927	29,548
Adjustment attributable to FDIC loss share arrangements	—	1,497	1,360
Net provision for loan losses	51,111	44,424	30,908
Adjustment attributable to FDIC loss share arrangements	—	(1,497)	(1,360)
Transfer of balance to OREO and other	934	(2,781)	(10,419)
Loans charged-off	(62,466)	(39,839)	(17,301)
Recoveries	6,593	6,034	6,419
Allowance for loan losses at end of period	$140,891	$144,719	$138,378

Reserve for unfunded commitments at beginning of period	$11,241	$14,145	$11,801
Balance created in acquisition accounting	1,370	—	—
Provision for (Reversal of) unfunded lending commitments	597	(2,904)	2,344
Reserve for unfunded commitments at end of period	$13,208	$11,241	$14,145
Allowance for credit losses at end of period	$154,099	$155,960	$152,523
A summary of changes in the allowance for credit losses, by loan portfolio type, for the years ended December 31 is as follows:

	2017
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$49,231	$60,939	$11,249	$23,300	$144,719
Provision for (Reversal of) loan losses	10,433	31,891	(2,206)	10,993	51,111
Transfer of balance to OREO and other	853	(68)	2	147	934
Loans charged off	(7,433)	(40,015)	(365)	(14,653)	(62,466)
Recoveries	1,117	1,169	437	3,870	6,593
Allowance for loan losses at end of period	$54,201	$53,916	$9,117	$23,657	$140,891

Reserve for unfunded commitments at beginning of period	$3,207	$4,537	$657	$2,840	$11,241
Balance created in acquisition accounting	253	783	327	7	1,370
Provision for (Reversal of) unfunded commitments	1,071	(11)	(429)	(34)	597
Reserve for unfunded commitments at end of period	$4,531	$5,309	$555	$2,813	$13,208

Allowance on loans individually evaluated for impairment	$1,588	$12,736	$172	$2,856	$17,352
Allowance on loans collectively evaluated for impairment	30,360	38,944	3,141	17,210	89,655
Allowance on loans acquired with deteriorated credit quality	22,253	2,236	5,804	3,591	33,884

Loans, net of unearned income:
Balance at end of period	$8,938,230	$5,135,067	$3,056,352	$2,948,532	$20,078,181
Balance at end of period individually evaluated for impairment	91,785	102,416	6,749	37,177	238,127
Balance at end of period collectively evaluated for impairment	8,616,924	5,001,505	2,911,222	2,828,848	19,358,499
Balance at end of period acquired with deteriorated credit quality	229,521	31,146	138,381	82,507	481,555

	2016
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$51,372	$49,355	$11,789	$25,862	$138,378
Provision for loan losses	1,958	32,296	824	9,346	44,424
Decrease in FDIC loss share receivable	(34)	(50)	(1,090)	(323)	(1,497)
Transfer of balance to OREO and other	(868)	(519)	(141)	(1,253)	(2,781)
Loans charged off	(4,338)	(21,645)	(313)	(13,543)	(39,839)
Recoveries	1,141	1,502	180	3,211	6,034
Allowance for loan losses at end of period	$49,231	$60,939	$11,249	$23,300	$144,719

Reserve for unfunded commitments at beginning of period	$4,167	$6,106	$830	$3,042	$14,145
Reversal of provision for unfunded commitments	(960)	(1,569)	(173)	(202)	(2,904)
Reserve for unfunded commitments at end of period	$3,207	$4,537	$657	$2,840	$11,241

Allowance on loans individually evaluated for impairment	$1,378	$21,413	$144	$1,358	$24,293
Allowance on loans collectively evaluated for impairment	25,248	37,206	4,223	17,537	84,214
Allowance on loans acquired with deteriorated credit quality	22,605	2,320	6,882	4,405	36,212

Loans, net of unearned income:
Balance at end of period	$6,846,549	$4,060,032	$1,267,400	$2,890,990	$15,064,971
Balance at end of period individually evaluated for impairment	61,006	220,995	4,312	16,467	302,780
Balance at end of period collectively evaluated for impairment	6,504,875	3,806,305	1,140,136	2,780,689	14,232,005
Balance at end of period acquired with deteriorated credit quality	280,668	32,732	122,952	93,834	530,186

	2015
(Dollars in thousands)	Commercial Real Estate	Commercial and Industrial	Residential Mortgage	Consumer	Total
Allowance for loan losses at beginning of period	$57,093	$33,328	$9,162	$30,548	$130,131
Provision for loan losses	1,059	17,423	3,620	8,806	30,908
Increase (Decrease) in FDIC loss share receivable	757	(49)	(235)	(1,833)	(1,360)
Transfer of balance to OREO and other	(6,849)	(275)	(491)	(2,804)	(10,419)
Loans charged off	(2,806)	(1,279)	(362)	(12,854)	(17,301)
Recoveries	2,118	207	95	3,999	6,419
Allowance for loan losses at end of period	$51,372	$49,355	$11,789	$25,862	$138,378

Reserve for unfunded commitments at beginning of period	$3,439	$5,260	$168	$2,934	$11,801
Provision for unfunded commitments	728	846	662	108	2,344
Reserve for unfunded commitments at end of period	$4,167	$6,106	$830	$3,042	$14,145

Allowance on loans individually evaluated for impairment	$1,287	$2,394	$1	$397	$4,079
Allowance on loans collectively evaluated for impairment	24,186	44,080	4,150	17,839	90,255
Allowance on loans acquired with deteriorated credit quality	25,899	2,881	7,638	7,626	44,044

Loans, net of unearned income:
Balance at end of period	$6,125,927	$4,072,928	$1,195,319	$2,933,254	$14,327,428
Balance at end of period individually evaluated for impairment	29,578	33,270	70	5,066	67,984
Balance at end of period collectively evaluated for impairment	5,685,272	3,987,665	1,054,669	2,807,119	13,534,725
Balance at end of period acquired with deteriorated credit quality	411,077	51,993	140,580	121,069	724,719

Investment in Legacy and Acquired Loans by Credit Quality Indicator
The Company’s investment in loans by credit quality indicator is presented in the following tables. Asset risk classifications for commercial loans reflect the classification as of December 31, 2017 and 2016, respectively. Credit quality information in the tables below includes total loans acquired (including acquired impaired loans) at the net loan balance, after the application of premiums/discounts, at December 31, 2017 and 2016. Loan premiums/discounts represent the adjustment of acquired loans to fair value at the acquisition date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods.
Loan delinquency is the primary credit quality indicator that the Company utilizes to monitor consumer asset quality.

	December 31, 2017						December 31, 2016
(Dollars in thousands)	Pass	Special Mention	Sub- standard	Doubtful	Loss	Total	Pass	Special Mention	Sub- standard	Doubtful	Loss	Total
Commercial real estate - construction	$1,189,490	$20,351	$30,541	$14	$—	$1,240,396	$775,387	$2,694	$22,026	$2,135	$—	$802,242
Commercial real estate - owner-occupied	2,388,715	82,114	56,590	2,466	—	2,529,885	2,180,201	29,039	66,816	1,670	23	2,277,749
Commercial real estate - non-owner-occupied	5,104,074	19,311	42,702	1,744	118	5,167,949	3,687,439	23,004	55,576	539	—	3,766,558
Commercial and industrial	4,882,554	88,149	128,961	35,403	—	5,135,067	3,660,080	104,482	266,553	28,917	—	4,060,032
Total	$13,564,833	$209,925	$258,794	$39,627	$118	$14,073,297	$10,303,107	$159,219	$410,971	$33,261	$23	$10,906,581

	December 31, 2017			December 31, 2016
(Dollars in thousands)	Current	30+ Days Past Due	Total	Current	30+ Days Past Due	Total
Residential mortgage	$2,962,043	$94,309	$3,056,352	$1,229,761	$37,639	$1,267,400
Consumer - home equity	2,250,205	42,070	2,292,275	2,129,110	26,816	2,155,926
Consumer - indirect automobile	59,836	2,857	62,693	127,047	4,005	131,052
Consumer - credit card	95,263	1,105	96,368	82,052	940	82,992
Consumer - other	490,399	6,797	497,196	515,857	5,163	521,020
Total	$5,857,746	$147,138	$6,004,884	$4,083,827	$74,563	$4,158,390

Schedule of Investment in Legacy Impaired Loans
Information on the Company’s investment in impaired loans, which include all TDRs and all other non-accrual loans evaluated or measured individually for impairment for purposes of determining the allowance for loan losses, is presented in the following tables as of and for the periods indicated.

	December 31, 2017
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate - construction	$13,763	$13,013	$—	$9,104	$441
Commercial real estate - owner-occupied	50,867	44,482	—	53,282	1,389
Commercial real estate - non-owner-occupied	15,370	14,975	—	15,127	692
Commercial and industrial	103,013	70,254	—	92,312	2,279
Residential mortgage	2,004	2,001	—	2,044	85
Consumer - home equity	5,906	5,634	—	5,747	231
Consumer - other	75	75	—	11	1
With an allowance recorded:
Commercial real estate - construction	238	156	(19)	197	6
Commercial real estate - owner-occupied	13,314	13,287	(949)	13,498	414
Commercial real estate - non-owner-occupied	6,051	5,872	(620)	6,196	154
Commercial and industrial	35,306	32,162	(12,736)	42,874	1,220
Residential mortgage	5,179	4,748	(172)	4,861	180
Consumer - home equity	27,189	26,575	(2,358)	23,546	1,007
Consumer - indirect automobile	1,034	679	(79)	873	38
Consumer - other	4,320	4,214	(419)	3,582	231
Total	$283,629	$238,127	$(17,352)	$273,254	$8,368
Total commercial loans	$237,922	$194,201	$(14,324)	$232,590	$6,595
Total mortgage loans	7,183	6,749	(172)	6,905	265
Total consumer loans	38,524	37,177	(2,856)	33,759	1,508

	December 31, 2016
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate - construction	$38	$38	$—	$28	$—
Commercial real estate - owner-occupied	25,180	25,074	—	25,890	647
Commercial real estate - non-owner-occupied	15,654	14,794	—	19,587	879
Commercial and industrial	148,311	138,202	—	111,261	3,418
Consumer - home equity	—	—	—	—	—
Consumer - other	—	—	—	—	—
With an allowance recorded:
Commercial real estate - construction	1,946	1,946	(649)	1,839	54
Commercial real estate - owner-occupied	17,580	17,429	(640)	16,668	493
Commercial real estate - non-owner-occupied	1,743	1,725	(89)	1,782	95
Commercial and industrial	84,197	82,793	(21,413)	78,270	2,858
Residential mortgage	4,628	4,312	(144)	4,377	161
Consumer - home equity	13,916	13,267	(993)	10,237	435
Consumer - indirect automobile	1,037	758	(114)	956	49
Consumer - other	2,448	2,442	(251)	1,469	102
Total	$316,678	$302,780	$(24,293)	$272,364	$9,191
Total commercial loans	$294,649	$282,001	$(22,791)	$255,325	$8,444
Total mortgage loans	4,628	4,312	(144)	4,377	161
Total consumer loans	17,401	16,467	(1,358)	12,662	586

	December 31, 2015
(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate - construction	$54	$51	$—	$55	$1
Commercial real estate - owner-occupied	3,630	3,495	—	2,928	106
Commercial real estate - non-owner-occupied	13,318	12,600	—	12,881	209
Commercial and industrial	14,571	14,340	—	18,839	1,148
Consumer - home equity	730	730	—	533	22
Consumer - other	66	66	—	66	5
With an allowance recorded:
Commercial real estate - construction	3	3	(2)	57	1
Commercial real estate - owner-occupied	12,744	12,691	(1,244)	12,908	527
Commercial real estate - non-owner-occupied	738	738	(41)	1,027	62
Commercial and industrial	18,958	18,930	(2,394)	20,055	776
Residential mortgage	70	70	(1)	70	5
Consumer - home equity	3,859	3,683	(338)	2,454	73
Consumer - other	588	587	(59)	488	3
Total	$69,329	$67,984	$(4,079)	$72,361	$2,938
Total commercial loans	$64,016	$62,848	$(3,681)	$68,750	$2,830
Total mortgage loans	70	70	(1)	70	5
Total consumer loans	5,243	5,066	(397)	3,541	103